W. John McGuire

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

February 28, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nushares ETF Trust (File Nos. 333-212032 and 811-23161)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectuses and Statements of Additional Information for the Trust’s Nuveen ESG Dividend ETF, Nuveen ESG Large-Cap ETF, Nuveen ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF, Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-Cap Value ETF, Nuveen ESG Small-Cap ETF, Nuveen ESG International Developed Markets Equity ETF, Nuveen ESG Emerging Markets Equity ETF, Nuveen Dividend Growth ETF, Nuveen Growth Opportunities ETF, Nuveen Small Cap Select ETF, and Nuveen Winslow Large-Cap Growth ESG ETF that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 86, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-23-051102 on February 28, 2023.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001